Document And Entity Information	0 Months Ended
Jul. 29, 2013
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	RYDEX SERIES FUNDS
Central Index Key	0000899148
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Aug. 01, 2013